Annual Fund Operating Expenses - L Shares - JPMorgan US Small Company Fund - Class L	Nov. 01, 2021
Operating Expenses:
Management Fees	0.60%
Distribution (Rule 12b-1) Fees	none
Other Expenses	0.21%
Service Fees	0.10%
Remainder of Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.81%